Share-based Payments - Disclosure of detailed information about share-based payment arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 2,068	$ 3,429
General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,577	2,550
Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	491	879
Fair value of stock options vested
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,241	1,757
Fair value of stock options vested | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	762	1,020
Fair value of stock options vested | Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	479	737
RSU's vested
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	827	1,672
RSU's vested | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	815	1,530
RSU's vested | Royalty Generation Costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 12	$ 142